Financial Instruments - Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities (Details) - Level 3 of fair value hierarchy - Subsidiary preferred shares
$ in Thousands
12 Months Ended
Dec. 31, 2022 USD ($)
Time to Liquidity
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Sensitivity range, decrease	6 months
Sensitivity range, increase	6 months
Financial Liability Increase/ (Decrease)	$ 1,322
Financial Liability Increase/ (Decrease)	$ 856
Volatility
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible decrease in unobservable input, liabilities	(10.00%)
Percentage of reasonably possible increase in unobservable input, liabilities	1000.00%
Financial Liability Increase/ (Decrease)	$ 1,133
Financial Liability Increase/ (Decrease)	$ 1,200
Discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible decrease in unobservable input, liabilities	(5.00%)
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%
Financial Liability Increase/ (Decrease)	$ 2,035
Financial Liability Increase/ (Decrease)	$ 1,922